Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 864,542 $ 48,353,834
AeroVironment , Inc.
(a)(b)
............... 285,688 24,472,034
Moog, Inc., Class A ................. 201,748 17,705,405
Park Aerospace Corp. ................ 114,379 1,533,822
92,065,095
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.
(a)
...... 132,609 13,366,987
Forward Air Corp. .................. 303,511 31,835,269
45,202,256
Airlines — 0.1%
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 372,402 5,906,296
Auto Components — 1.3%
Dorman Products, Inc.
(a)(b)
............. 322,652 26,092,867
Gentherm , Inc.
(a)
................... 231,521 15,116,006
LCI Industries ..................... 145,374 13,439,826
XPEL, Inc.
(a)(b)(c)
.................... 223,342 13,413,921
68,062,620
Automobiles — 0.2%
Winnebago Industries, Inc.
(b)
........... 160,353 8,450,603
Banks — 9.9%
Ameris Bancorp .................... 442,855 20,876,185
BancFirst Corp. .................... 198,581 17,510,872
Bancorp, Inc. (The)
(a)(b)
............... 623,438 17,693,170
Banner Corp. ..................... 276,310 17,462,792
Berkshire Hills Bancorp, Inc. ........... 107,849 3,224,685
City Holding Co. ................... 113,525 10,568,042
Columbia Banking System, Inc. ......... 178,492 5,377,964
Community Bank System, Inc. .......... 289,431 18,219,681
Customers Bancorp, Inc.
(a)
............. 170,328 4,827,095
CVB Financial Corp. ................. 1,192,057 30,695,468
Dime Community Bancshares, Inc. ....... 370,443 11,791,201
FB Financial Corp. .................. 201,212 7,271,802
First Bancorp ..................... 214,658 9,195,949
First BanCorp ..................... 2,057,614 26,172,850
First Commonwealth Financial Corp. ...... 572,403 7,996,470
First Financial Bancorp ............... 240,446 5,826,007
First Hawaiian, Inc. ................. 759,067 19,766,105
Hanmi Financial Corp. ............... 237,053 5,867,062
Heritage Financial Corp. .............. 270,029 8,273,688
Independent Bank Corp. .............. 214,825 18,137,675
Lakeland Financial Corp. .............. 282,308 20,600,015
National Bank Holdings Corp., Class A
(b)
... 251,886 10,596,844
NBT Bancorp, Inc. .................. 302,400 13,130,208
Northwest Bancshares, Inc. ............ 300,013 4,194,182
OFG Bancorp ..................... 394,409 10,869,912
Park National Corp. ................. 165,376 23,276,672
Pathward Financial, Inc. .............. 231,019 9,945,368
Preferred Bank .................... 146,852 10,958,096
S&T Bancorp, Inc. .................. 140,760 4,811,177
Seacoast Banking Corp. of Florida
(b)
...... 394,342 12,299,527
ServisFirst Bancshares, Inc. ........... 558,169 38,463,426
Southside Bancshares, Inc. ............ 197,786 7,118,318
Stellar Bancorp, Inc. ................. 508,225 14,972,308
Tompkins Financial Corp. ............. 92,772 7,197,252
Triumph Financial, Inc.
(a)(b)
............. 158,762 7,758,699
Trustmark Corp. ................... 194,081 6,775,368
United Community Banks, Inc. .......... 769,536 26,010,317
Veritex Holdings, Inc. ................ 294,940 8,281,915
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 218,932 $ 12,919,177
516,933,544
Beverages — 0.5%
MGP Ingredients, Inc.
(b)
............... 176,029 18,725,965
National Beverage Corp.
(a)
............. 181,407 8,440,868
27,166,833
Biotechnology — 3.9%
(a)
Anika Therapeutics, Inc.
(b)
............. 86,856 2,570,938
Arcus Biosciences, Inc. ............... 596,033 12,325,962
Avid Bioservices , Inc.
(b)
............... 490,424 6,753,139
Catalyst Pharmaceuticals, Inc.
(b)
......... 1,094,659 20,360,657
Coherus Biosciences, Inc.
(b)
............ 376,399 2,981,080
Cytokinetics, Inc.
(b)
.................. 1,080,718 49,518,499
Dynavax Technologies Corp.
(b)
.......... 1,356,555 14,433,745
Eagle Pharmaceuticals, Inc.
(b)
.......... 79,769 2,331,648
Enanta Pharmaceuticals, Inc. ........... 86,862 4,040,820
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 961,228 11,909,615
iTeos Therapeutics, Inc. .............. 280,638 5,480,860
REGENXBIO, Inc. .................. 430,637 9,766,847
uniQure NV
(b)
..................... 468,752 10,626,608
Vericel Corp.
(b)
..................... 307,735 8,105,740
Vir Biotechnology, Inc. ............... 865,543 21,906,893
Xencor , Inc.
(b)
..................... 683,220 17,791,049
200,904,100
Building Products — 2.6%
AAON, Inc. ....................... 479,829 36,140,720
Apogee Enterprises, Inc. .............. 144,721 6,434,296
Griffon Corp. ...................... 541,505 19,380,464
Insteel Industries, Inc. ................ 102,431 2,818,901
PGT Innovations, Inc.
(a)(b)
.............. 683,252 12,271,206
Quanex Building Products Corp. ......... 215,895 5,112,394
UFP Industries, Inc. ................. 704,012 55,792,951
137,950,932
Capital Markets — 1.5%
B Riley Financial, Inc. ................ 89,667 3,066,611
Blucora , Inc.
(a)
..................... 547,456 13,976,552
Brightsphere Investment Group, Inc. ...... 192,129 3,954,015
Donnelley Financial Solutions, Inc.
(a)(b)
..... 143,069 5,529,617
Piper Sandler Cos. .................. 161,580 21,036,100
StoneX Group, Inc.
(a)
................ 196,899 18,764,475
Virtus Investment Partners, Inc. ......... 39,635 7,587,724
WisdomTree , Inc. ................... 717,342 3,909,514
77,824,608
Chemicals — 3.9%
American Vanguard Corp. ............. 317,921 6,902,065
Balchem Corp.
(b)
................... 366,975 44,811,317
FutureFuel Corp. ................... 168,275 1,368,076
Hawkins, Inc. ..................... 216,269 8,347,983
HB Fuller Co. ..................... 389,411 27,889,616
Innospec , Inc. ..................... 282,627 29,071,013
Livent Corp.
(a)(b)
.................... 2,048,434 40,702,384
Quaker Chemical Corp.
(b)
............. 155,490 25,951,281
Stepan Co. ....................... 156,931 16,706,874
201,750,609
Commercial Services & Supplies — 0.7%
Brady Corp., Class A, NVS ............ 344,679 16,234,381
UniFirst Corp. ..................... 101,720 19,630,943
35,865,324

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 2.3%
ADTRAN Holdings, Inc.
(b)
............. 557,464 $ 10,474,749
Clearfield, Inc.
(a)(b)
................... 130,753 12,309,087
Digi International, Inc.
(a)
............... 403,501 14,747,962
Extreme Networks, Inc.
(a)
.............. 1,498,874 27,444,383
Harmonic, Inc.
(a)(b)
.................. 1,205,429 15,791,120
NetScout Systems, Inc.
(a)
............. 783,061 25,457,313
Viavi Solutions, Inc.
(a)(b)
............... 1,340,730 14,091,072
120,315,686
Construction & Engineering — 1.8%
Arcosa , Inc. ...................... 363,926 19,775,739
Comfort Systems USA, Inc.
(b)
........... 408,413 47,000,168
MYR Group, Inc.
(a)
.................. 94,888 8,736,338
NV5 Global, Inc.
(a)(b)
................. 142,326 18,832,576
94,344,821
Containers & Packaging — 0.4%
Myers Industries, Inc.
(b)
............... 417,271 9,275,935
O-I Glass, Inc.
(a)
.................... 815,883 13,519,181
22,795,116
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
........ 519,099 18,428,015
Contra A/S, NVS
(a)(d)
................. 76,503 1
Frontdoor , Inc.
(a)(b)
.................. 484,496 10,077,517
Mister Car Wash, Inc.
(a)(b)
.............. 461,810 4,262,506
Perdoceo Education Corp.
(a)
........... 483,811 6,724,973
Strategic Education, Inc. .............. 145,007 11,356,948
Stride, Inc.
(a)
...................... 467,386 14,619,834
65,469,794
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ............... 122,544 5,552,469
Cogent Communications Holdings, Inc. .... 288,224 16,451,826
22,004,295
Electrical Equipment — 0.6%
Encore Wire Corp.
(b)
................. 209,338 28,796,535
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.
(b)
....... 426,818 36,612,448
Arlo Technologies, Inc.
(a)
.............. 505,755 1,775,200
Badger Meter, Inc.
(b)
................. 334,168 36,434,337
CTS Corp. ....................... 363,138 14,314,900
ePlus , Inc.
(a)
...................... 147,656 6,538,208
Fabrinet
(a)
........................ 417,869 53,579,163
Methode Electronics, Inc. ............. 217,448 9,648,168
OSI Systems, Inc.
(a)(b)
................ 91,962 7,312,818
Plexus Corp.
(a)
..................... 315,958 32,521,557
Sanmina Corp.
(a)(b)
.................. 302,024 17,302,955
216,039,754
Energy Equipment & Services — 2.2%
Core Laboratories NV
(b)
............... 252,363 5,115,398
Dril -Quip, Inc.
(a)
.................... 205,531 5,584,277
Helmerich & Payne, Inc. .............. 697,076 34,554,057
Nabors Industries Ltd.
(a)
.............. 69,540 10,769,660
Oceaneering International, Inc.
(a)
........ 825,306 14,434,602
Patterson-UTI Energy, Inc. ............ 1,682,443 28,332,340
RPC, Inc. ........................ 951,336 8,457,377
US Silica Holdings, Inc.
(a)
............. 502,038 6,275,475
113,523,186
Equity Real Estate Investment Trusts (REITs) — 3.8%
Agree Realty Corp.
(b)
................ 697,989 49,508,360
Armada Hoffler Properties, Inc. ......... 503,325 5,788,238
CareTrust REIT, Inc. ................. 687,769 12,778,748
Community Healthcare Trust, Inc. ........ 161,386 5,777,619
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust, Inc. ........ 640,601 $ 16,610,784
Getty Realty Corp.
(b)
................. 244,555 8,278,187
Innovative Industrial Properties, Inc. ...... 319,343 32,365,413
LTC Properties, Inc. ................. 299,613 10,645,250
NexPoint Residential Trust, Inc. ......... 137,785 5,996,403
Saul Centers, Inc. .................. 84,082 3,420,456
Tanger Factory Outlet Centers, Inc.
(b)
...... 656,153 11,771,385
Uniti Group, Inc. ................... 1,220,350 6,748,535
Universal Health Realty Income Trust ..... 94,365 4,504,041
Urban Edge Properties ............... 684,102 9,638,997
Urstadt Biddle Properties, Inc., Class A .... 194,556 3,686,836
Veris Residential, Inc.
(a)
............... 507,341 8,081,942
195,601,194
Food & Staples Retailing — 0.3%
Andersons, Inc. (The) ................ 156,578 5,478,664
Chefs' Warehouse, Inc. (The)
(a)
......... 241,422 8,034,524
13,513,188
Food Products — 2.8%
Cal-Maine Foods, Inc. ................ 433,954 23,628,795
Hostess Brands, Inc., Class A
(a)
......... 1,528,492 34,299,360
J & J Snack Foods Corp. .............. 171,159 25,624,214
John B Sanfilippo & Son, Inc. ........... 62,282 5,064,772
Simply Good Foods Co. (The)
(a)
......... 960,650 36,533,520
Tootsie Roll Industries, Inc.
(b)
........... 202,691 8,628,556
TreeHouse Foods, Inc.
(a)
.............. 271,211 13,392,399
147,171,616
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............ 105,983 12,525,071
Northwest Natural Holding Co. .......... 256,811 12,221,635
South Jersey Industries, Inc. ........... 1,398,660 49,694,390
74,441,096
Health Care Equipment & Supplies — 2.4%
CONMED Corp.
(b)
.................. 170,760 15,136,166
Cutera , Inc.
(a)(b)
.................... 144,885 6,406,815
Embecta Corp. .................... 310,770 7,859,373
Glaukos Corp.
(a)(b)
................... 364,191 15,907,863
LeMaitre Vascular, Inc.
(b)
.............. 152,721 7,028,220
Meridian Bioscience, Inc.
(a)
............ 498,585 16,558,008
Merit Medical Systems, Inc.
(a)
........... 650,013 45,903,918
Mesa Laboratories, Inc.
(b)
............. 35,564 5,911,093
Surmodics , Inc.
(a)
................... 84,862 2,895,492
Zynex , Inc.
(b)
...................... 248,363 3,454,729
127,061,677
Health Care Providers & Services — 3.5%
AdaptHealth Corp.
(a)
................. 878,021 16,875,564
Addus HomeCare Corp.
(a)(b)
............ 184,183 18,324,367
Agiliti , Inc.
(a)(b)
..................... 171,502 2,797,198
AMN Healthcare Services, Inc.
(a)(b)
....... 494,950 50,890,759
CorVel Corp.
(a)
..................... 68,012 9,884,184
Cross Country Healthcare, Inc.
(a)
........ 403,156 10,711,855
Ensign Group, Inc. (The) .............. 633,720 59,956,249
Fulgent Genetics, Inc.
(a)(b)
............. 101,467 3,021,687
Joint Corp. (The)
(a)
.................. 101,330 1,416,593
US Physical Therapy, Inc.
(b)
............ 90,675 7,347,395
181,225,851
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.
(a)(b)
.... 1,246,246 21,983,779
Computer Programs & Systems, Inc.
(a)
..... 86,203 2,346,446
HealthStream , Inc.
(a)
................. 176,718 4,389,675
NextGen Healthcare, Inc.
(a)
............ 626,055 11,757,313
OptimizeRx Corp.
(a)
................. 113,743 1,910,882

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Simulations Plus, Inc.
(b)
............... 122,822 $ 4,491,601
46,879,696
Hotels, Restaurants & Leisure — 1.6%
Bloomin ' Brands, Inc. ................ 582,172 11,713,301
Chuy's Holdings, Inc.
(a)
............... 111,097 3,144,045
Dave & Buster's Entertainment, Inc.
(a)
..... 268,687 9,522,267
Dine Brands Global, Inc. .............. 107,558 6,948,247
Golden Entertainment, Inc.
(a)
........... 153,078 5,725,117
Jack in the Box, Inc.
(b)
................ 239,993 16,374,723
Monarch Casino & Resort, Inc.
(a)(b)
....... 151,743 11,667,519
Ruth's Hospitality Group, Inc. ........... 180,200 2,789,496
Shake Shack, Inc., Class A
(a)(b)
.......... 226,125 9,390,971
Six Flags Entertainment Corp.
(a)(b)
........ 363,832 8,459,094
85,734,780
Household Durables — 1.0%
Cavco Industries, Inc.
(a)
............... 94,719 21,430,174
Ethan Allen Interiors, Inc. ............. 260,822 6,890,917
Green Brick Partners, Inc.
(a)
............ 310,542 7,524,433
Installed Building Products, Inc. ......... 176,415 15,101,124
50,946,648
Household Products — 0.5%
Central Garden & Pet Co.
(a)(b)
........... 53,391 1,999,493
Central Garden & Pet Co., Class A, NVS
(a)
.. 227,465 8,143,247
WD-40 Co.
(b)
...................... 100,926 16,270,280
26,413,020
Insurance — 1.6%
American Equity Investment Life Holding Co. 412,699 18,827,329
AMERISAFE, Inc. .................. 120,456 6,260,098
Assured Guaranty Ltd.
(b)
.............. 349,610 21,766,719
Employers Holdings, Inc. .............. 45,909 1,980,055
Palomar Holdings, Inc.
(a)
.............. 288,480 13,027,757
Safety Insurance Group, Inc. ........... 32,300 2,721,598
Trupanion , Inc.
(a)(b)
.................. 400,944 19,056,868
83,640,424
Interactive Media & Services — 0.6%
Cars.com, Inc.
(a)(b)
.................. 708,246 9,752,548
QuinStreet , Inc.
(a)
................... 299,763 4,301,599
Shutterstock , Inc.
(b)
.................. 131,695 6,942,960
Yelp, Inc.
(a)
....................... 462,188 12,636,220
33,633,327
Internet & Direct Marketing Retail — 0.0%
Liquidity Services, Inc.
(a)
.............. 170,044 2,390,819
IT Services — 1.3%
CSG Systems International, Inc. ......... 345,649 19,771,123
EVERTEC, Inc. .................... 484,551 15,689,761
Payoneer Global, Inc.
(a)
............... 981,316 5,367,798
Perficient , Inc.
(a)(b)
................... 225,660 15,757,838
Sabre Corp.
(a)(b)
.................... 1,426,570 8,816,203
TTEC Holdings, Inc. ................. 107,972 4,764,804
70,167,527
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. .............. 123,216 6,237,194
Vista Outdoor, Inc.
(a)(b)
................ 291,059 7,093,108
13,330,302
Life Sciences Tools & Services — 0.1%
BioLife Solutions, Inc.
(a)(b)
.............. 391,158 7,119,076
Security
Shares
Shares Value
Machinery — 6.2%
Alamo Group, Inc. .................. 85,885 $ 12,161,316
Albany International Corp., Class A ....... 355,030 35,002,408
Enerpac Tool Group Corp., Class A ....... 429,129 10,921,333
EnPro Industries, Inc. ................ 237,342 25,796,702
ESCO Technologies, Inc. ............. 200,979 17,593,702
Federal Signal Corp.
(b)
............... 692,079 32,160,911
Franklin Electric Co., Inc. ............. 444,183 35,423,594
Hillenbrand, Inc. ................... 792,929 33,834,280
Lindsay Corp.
(b)
.................... 125,222 20,392,403
Mueller Industries, Inc.
(b)
.............. 649,296 38,308,464
SPX Technologies, Inc.
(a)
.............. 320,297 21,027,498
Standex International Corp.
(b)
........... 93,192 9,543,793
Titan International, Inc.
(a)
.............. 581,984 8,915,995
Trinity Industries, Inc. ................ 549,107 16,237,094
Wabash National Corp. ............... 317,926 7,185,127
324,504,620
Marine — 0.5%
Matson, Inc. ...................... 431,945 27,000,882
Media — 0.3%
TechTarget , Inc.
(a)(b)
................. 308,439 13,589,822
Metals & Mining — 1.4%
ATI, Inc.
(a)(b)
....................... 915,603 27,339,906
Haynes International, Inc.
(b)
............ 95,458 4,361,476
Kaiser Aluminum Corp. ............... 181,568 13,791,905
Materion Corp. .................... 133,162 11,653,007
TimkenSteel Corp.
(a)
................. 194,573 3,535,391
Warrior Met Coal, Inc. ................ 330,709 11,455,760
72,137,445
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
ARMOUR Residential REIT, Inc. ......... 1,510,740 8,505,466
Invesco Mortgage Capital, Inc. .......... 181,887 2,315,422
10,820,888
Multi-Utilities — 0.2%
Unitil Corp. ....................... 183,378 9,418,294
Oil, Gas & Consumable Fuels — 3.0%
Callon Petroleum Co.
(a)(b)
.............. 292,308 10,841,704
Civitas Resources, Inc. ............... 592,646 34,331,983
CONSOL Energy, Inc. ................ 374,762 24,359,530
Dorian LPG Ltd. .................... 364,449 6,906,308
Laredo Petroleum, Inc.
(a)(b)
............. 192,223 9,884,107
Ranger Oil Corp., Class A
(b)
............ 218,614 8,838,564
REX American Resources Corp.
(a)
....... 177,472 5,654,258
SM Energy Co. .................... 1,402,404 48,845,731
Talos Energy, Inc.
(a)
................. 402,723 7,603,410
157,265,595
Paper & Forest Products — 0.2%
Mercer International, Inc. .............. 198,429 2,309,713
Sylvamo Corp. .................... 215,552 10,473,672
12,783,385
Personal Products — 1.5%
Edgewell Personal Care Co. ........... 284,410 10,961,162
elf Beauty, Inc.
(a)(b)
.................. 574,017 31,743,140
Inter Parfums , Inc.
(b)
................. 204,091 19,698,863
Medifast , Inc. ..................... 124,938 14,411,598
76,814,763
Pharmaceuticals — 3.0%
(a)
Amphastar Pharmaceuticals, Inc. ........ 430,997 12,076,536
ANI Pharmaceuticals, Inc.
(b)
............ 72,627 2,921,784
Cara Therapeutics, Inc.
(b)
............. 516,034 5,542,205

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.
(b)
........ 383,822 $ 8,904,670
Contra Ligand Pharmace , NVS
(d)
........ 76,503 1
Corcept Therapeutics, Inc.
(b)
........... 1,095,363 22,246,823
Harmony Biosciences Holdings, Inc.
(b)
..... 339,095 18,684,134
Innoviva , Inc.
(b)
.................... 718,044 9,514,083
Ligand Pharmaceuticals, Inc. ........... 99,090 6,619,212
Nektar Therapeutics
(b)
................ 1,031,454 2,331,086
Pacira BioSciences , Inc.
(b)
............. 523,221 20,201,563
Prestige Consumer Healthcare, Inc. ...... 395,495 24,757,987
Supernus Pharmaceuticals, Inc.
(b)
........ 616,646 21,995,763
155,795,847
Professional Services — 1.0%
Exponent, Inc. ..................... 398,954 39,532,352
Korn Ferry ....................... 292,942 14,828,724
54,361,076
Real Estate Management & Development — 0.5%
Marcus & Millichap, Inc. .............. 283,539 9,767,918
St. Joe Co. (The)
(b)
.................. 386,824 14,950,748
24,718,666
Road & Rail — 0.4%
Heartland Express, Inc. ............... 346,104 5,309,235
Marten Transport Ltd. ................ 658,297 13,021,115
18,330,350
Semiconductors & Semiconductor Equipment — 5.3%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 253,809 7,251,323
Axcelis Technologies, Inc.
(a)(b)
........... 374,924 29,753,969
CEVA, Inc.
(a)
...................... 161,721 4,136,823
Cohu , Inc.
(a)
...................... 359,407 11,518,995
Diodes, Inc.
(a)(b)
.................... 519,220 39,533,411
Kulicke & Soffa Industries, Inc.
(b)
......... 662,796 29,335,351
MaxLinear , Inc.
(a)
................... 824,894 28,005,151
Onto Innovation, Inc.
(a)
............... 565,407 38,498,563
PDF Solutions, Inc.
(a)(b)
............... 337,637 9,629,407
Photronics , Inc.
(a)
................... 705,294 11,870,098
Rambus, Inc.
(a)
.................... 1,227,428 43,966,471
Ultra Clean Holdings, Inc.
(a)
............ 286,095 9,484,049
Veeco Instruments, Inc.
(a)(b)
............ 587,940 10,923,925
273,907,536
Software — 3.6%
8x8, Inc.
(a)
........................ 587,375 2,537,460
A10 Networks, Inc.
(b)
................. 730,564 12,149,279
Agilysys , Inc.
(a)(b)
................... 225,696 17,861,582
Alarm.com Holdings, Inc.
(a)
............ 569,598 28,183,709
Consensus Cloud Solutions, Inc.
(a)(b)
...... 137,186 7,375,119
Digital Turbine, Inc.
(a)(b)
............... 659,309 10,047,869
InterDigital , Inc. .................... 339,139 16,780,598
LivePerson , Inc.
(a)
.................. 416,484 4,223,148
LiveRamp Holdings, Inc.
(a)
............. 418,017 9,798,319
OneSpan , Inc.
(a)
.................... 197,747 2,212,789
Progress Software Corp.
(b)
............. 490,576 24,749,559
SPS Commerce, Inc.
(a)(b)
.............. 411,652 52,868,466
188,787,897
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.
(b)
....... 428,452 22,510,868
Asbury Automotive Group, Inc.
(a)(b)
........ 113,867 20,410,660
Security
Shares
Shares Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc.
(a)(b)
............ 341,942 $ 858,274
Boot Barn Holdings, Inc.
(a)
............. 207,912 12,998,658
Buckle, Inc. (The) .................. 233,162 10,573,897
Haverty Furniture Cos., Inc. ............ 77,134 2,306,307
Hibbett, Inc.
(b)
..................... 77,616 5,294,963
Leslie's, Inc.
(a)(b)
.................... 1,101,727 13,452,087
National Vision Holdings, Inc.
(a)(b)
........ 521,890 20,228,456
108,634,170
Technology Hardware, Storage & Peripherals — 0.2%
(a)(b)
Avid Technology, Inc. ................ 223,974 5,955,469
Corsair Gaming, Inc. ................ 245,825 3,335,845
9,291,314
Textiles, Apparel & Luxury Goods — 0.2%
Oxford Industries, Inc.
(b)
.............. 119,729 11,156,348
Thrifts & Mortgage Finance — 1.2%
Axos Financial, Inc.
(a)
................ 331,710 12,677,956
Mr Cooper Group, Inc.
(a)
.............. 805,500 32,324,715
NMI Holdings, Inc., Class A
(a)
........... 487,354 10,185,698
Northfield Bancorp, Inc. .............. 252,805 3,976,623
TrustCo Bank Corp. ................. 65,225 2,451,808
61,616,800
Tobacco — 0.1%
Vector Group Ltd. .................. 661,903 7,850,170
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ...... 440,563 55,524,155
Boise Cascade Co. ................. 450,271 30,920,109
86,444,264
Water Utilities — 1.6%
American States Water Co.
(b)
........... 291,019 26,933,809
California Water Service Group
(b)
........ 387,749 23,513,099
Middlesex Water Co.
(b)
............... 97,032 7,633,507
SJW Group ....................... 305,027 24,765,142
82,845,557
Wireless Telecommunication Services — 0.1%
Gogo , Inc.
(a)(b)
..................... 482,345 7,119,412
Total Long-Term Investments — 97.0%
(Cost: $4,745,212,179) ........................... 5,055,837,349
Short-Term Securities
Money Market Funds — 9.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(g)
............ 358,180,611 358,288,064
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 158,536,528 158,536,528
Total Short-Term Securities — 9.9%
(Cost: $516,617,956) ............................. 516,824,592
Total Investments — 106.9%
(Cost: $5,261,830,135 ) ........................... 5,572,661,941
Liabilities in Excess of Other Assets — (6.9)% ............ (359,094,587)
Net Assets — 100.0% ..............................
$ 5,213,567,354
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 219,232,582 $ 138,877,871
(a)
$ — $ 13,433 $ 164,178 $ 358,288,064 358,180,611 $ 367,604
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 23,330,000 135,206,528
(a)
— — — 158,536,528 158,536,528 885,259 109
$ 13,433 $ 164,178 $ 516,824,592 $ 1,252,863 $ 109
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 156 03/17/23 $ 13,813 $ (88,210)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 30,457,253 $ 723,233
(c)
$ 31,141,064 0.6%
Monthly HSBC Bank plc
(d)
02/10/23 27,114,987 94,533
(e)
27,159,722 0.5
Monthly
JPMorgan Chase
Bank NA
(f)
02/08/23 83,253,777 1,399,486
(g)
84,655,315 1.6
$ 2,217,252 $ 142,956,101
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $39,422 of net dividends and financing fees.
(e)
Amount includes $49,798 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

(g)
Amount includes $(2,052) of net dividends and financing fees.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Berkshire Hills Bancorp, Inc. .. 192,560 $ 5,757,544 18.5%
City Holding Co. .......... 54,355 5,059,907 16.2
Community Bank System, Inc. . 13,685 861,471 2.8
First Bancorp ............ 10,249 439,067 1.4
First Financial Bancorp ..... 356,073 8,627,649 27.7
Independent Bank Corp. .... 3,252 274,566 0.9
Lakeland Financial Corp. .... 7,592 553,988 1.8
Northwest Bancshares, Inc. .. 459,608 6,425,320 20.6
Seacoast Banking Corp. of
Florida .............. 44,919 1,401,024 4.5
United Community Banks, Inc. 20,033 677,115 2.2
30,077,651
Equity Real Estate Investment
Trusts (REITs)
Getty Realty Corp. ........ 18,777 635,601 2.0
Gas Utilities
Chesapeake Utilities Corp. ... 3,620 427,812 1.4
Total Reference Entity — Long ............ 31,141,064
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 31,141,064
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .......... 11,910 561,437 2.1
Bancorp, Inc. (The) ........ 16,767 475,847 1.8
Banner Corp. ............ 20,023 1,265,454 4.7
City Holding Co. .......... 2,230 207,591 0.8
Columbia Banking System, Inc. 18,223 549,059 2.0
Community Bank System, Inc. . 13,523 851,273 3.1
Customers Bancorp, Inc. .... 5,469 154,991 0.6
CVB Financial Corp. ....... 58,684 1,511,113 5.6
First Bancorp ............ 21,581 924,530 3.4
First BanCorp /Puerto Rico ... 53,590 681,665 2.5
First Commonwealth Financial
Corp. ............... 18,381 256,783 0.9
Hanmi Financial Corp. ...... 113,644 2,812,689 10.4
Heritage Financial Corp. ..... 13,467 412,629 1.5
Independent Bank Corp. .... 21,262 1,795,151 6.6
National Bank Holdings Corp.,
Class A .............. 9,133 384,225 1.4
NBT Bancorp, Inc. ......... 19,695 855,157 3.1
OFG Bancorp ............ 149,517 4,120,688 15.2
Pathward Financial, Inc. ..... 7,419 319,388 1.2
Preferred Bank/Los Angeles CA 5,092 379,965 1.4
S&T Bancorp, Inc. ......... 9,880 337,698 1.2
Southside Bancshares, Inc. .. 5,710 205,503 0.8
Shares Value
% of Basket
Value
Banks (continued)
Trustmark Corp. .......... 18,147 $ 633,512 2.3%
Veritex Holdings, Inc. ....... 9,472 265,974 1.0
Westamerica Bancorp ...... 12,512 738,333 2.7
20,700,655
Thrifts & Mortgage Finance
Northfield Bancorp, Inc. ..... 8,334 131,094 0.5
TrustCo Bank Corp. ........ 4,616 173,515 0.6
304,609
Insurance
Employers Holdings, Inc. .... 5,092 219,618 0.8
Safety Insurance Group, Inc. .. 3,699 311,678 1.1
531,296
Air Freight & Logistics
Hub Group, Inc., Class A .... 5,394 428,769 1.6
Equity Real Estate Investment
Trusts (REITs)
Getty Realty Corp. ........ 49,770 1,684,714 6.2
Water Utilities
Middlesex Water Co. ....... 4,655 366,209 1.3
Gas Utilities
Chesapeake Utilities Corp. ... 26,599 3,143,470 11.6
Total Reference Entity — Long ............ 27,159,722
Net Value of Reference Entity — HSBC Bank plc $ 27,159,722
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Banner Corp. ............ 94,660 5,982,512 7.1
Columbia Banking System, Inc. 270,967 8,164,236 9.6
Community Bank System, Inc. . 33,624 2,116,631 2.5
CVB Financial Corp. ....... 252,160 6,493,120 7.7
Heritage Financial Corp. ..... 120,324 3,686,727 4.4
Independent Bank Corp. .... 32,079 2,708,430 3.2
National Bank Holdings Corp.,
Class A .............. 25,146 1,057,892 1.3
NBT Bancorp, Inc. ......... 167,819 7,286,701 8.6
S&T Bancorp, Inc. ......... 158,952 5,432,979 6.4
Trustmark Corp. .......... 268,746 9,381,923 11.1
United Community Banks, Inc. 372 12,574 0.0
(a)
Westamerica Bancorp ...... 76,319 4,503,584 5.3
56,827,309
Air Freight & Logistics
Hub Group, Inc., Class A .... 163,642 13,007,903 15.4
Thrifts & Mortgage Finance
TrustCo Bank Corp. ........ 74,808 2,812,033 3.3

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of Basket
Value
Insurance
Employers Holdings, Inc. .... 108,558 $ 4,682,106 5.5%
Safety Insurance Group, Inc. .. 60,638 5,109,358 6.0
9,791,464
Shares Value
% of Basket
Value
Water Utilities
Middlesex Water Co. ....... 28,176 $ 2,216,606 2.6%
Total Reference Entity — Long ............ 84,655,315
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 84,655,315
(a)
Rounds to less than 0.1%.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,055,837,347 $ — $ 2 $ 5,055,837,349
Short-Term Securities
Money Market Funds ...................................... 516,824,592 — — 516,824,592
$ 5,572,661,939 $ — $ 2 $ 5,572,661,941
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 2,217,252 $ — $ 2,217,252
Liabilities
Equity contracts ........................................... (88,210) — — (88,210)
$ (88,210) $ 2,217,252 $ — $ 2,129,042
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust